Fair Value Measurements Other Segments Fair Value (Details) (USD $)	Dec. 31, 2011 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2011 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2010 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]		Jun. 30, 2012 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2011 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2010 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]		Jun. 30, 2012 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]		Dec. 31, 2011 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]		Dec. 31, 2010 Other Segments and Icahn Enterprises Holdings [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]		Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2009 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]
Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
																																				Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2009 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Dec. 31, 2011
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2011
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Cash and Cash Equivalents [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
																																																																	Dec. 31, 2011 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Equity securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Dec. 31, 2011
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Equity securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
																																																																															Dec. 31, 2011 Equity securities [Member] Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Equity securities [Member] Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity securities [Member] Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Equity securities [Member] Foreign Pension Plans, Defined Benefit [Member] Automotive Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]
Dec. 31, 2011
Equity securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Equity securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
																																																																																					Dec. 31, 2011 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fixed Income Securities [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Dec. 31, 2011
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
United States Pension Plans of US Entity, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2011
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Fixed Income Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2011
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Investment Contracts [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2011
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2010
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 1 [Member]

Dec. 31, 2011
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2010
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Fair Value, Inputs, Level 2 [Member]

Dec. 31, 2011
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]

Dec. 31, 2010
Corporate Bond Securities [Member]
Foreign Pension Plans, Defined Benefit [Member]
Automotive Segment [Member]
Fair Value, Measurements, Recurring [Member]
Estimate of Fair Value, Fair Value Disclosure [Member]
																																																																																																																					Dec. 31, 2011 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Other Aggregated Investments [Member] Food Packaging Segment [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Marketable equity and debt securities									$ 1,000,000		$ 20,000,000		$ 19,000,000		$ 0		$ 0		$ 0		$ 1,000,000		$ 20,000,000		$ 19,000,000
Trading securities									0		0				60,000,000		0				60,000,000		0
Investments in precious metals									0		150,000,000		0		0		0		0		0		150,000,000		0
Derivative Assets									0	[1]	0	[1]	0	[1]	7,000,000	[1]	3,000,000	[1]	12,000,000	[1]	7,000,000	[1]	3,000,000	[1]	12,000,000	[1]
Assets, Fair Value Disclosure									1,000,000		170,000,000		19,000,000		67,000,000		3,000,000		12,000,000		68,000,000		173,000,000		31,000,000
Liabilities [Abstract]
Derivative contracts, Liabilities at fair value									0	[2]	0	[2]	0	[2]	45,000,000	[2]	57,000,000	[2]	97,000,000	[2]	45,000,000	[2]	57,000,000	[2]	97,000,000	[2]
Defined Benefit Plan, Fair value of plan assets	$ 29,000,000	$ 37,000,000	$ 40,000,000	$ 38,000,000	$ 27,000,000	$ 28,000,000	$ 96,000,000	$ 103,000,000																			$ 670,000,000	$ 662,000,000	$ 590,000,000	$ 670,000,000	$ 662,000,000	$ 0	$ 0	$ 670,000,000	$ 662,000,000	$ 48,000,000	$ 48,000,000	$ 45,000,000	$ 11,000,000	$ 12,000,000	$ 37,000,000	$ 36,000,000	$ 48,000,000	$ 48,000,000	$ 3,000,000	$ 2,000,000	$ 0	$ 0	$ 0	$ 0	$ 3,000,000	$ 2,000,000	$ 669,000,000	$ 0	$ 0	$ 0	$ 669,000,000	$ 0	$ 1,000,000	$ 0	$ 0	$ 0	$ 1,000,000	$ 0	$ 14,000,000	$ 19,000,000	$ 29,000,000	$ 26,000,000	$ 0	$ 0	$ 43,000,000	$ 45,000,000	$ 1,000,000	$ 512,000,000	$ 0	$ 0	$ 1,000,000	$ 512,000,000	$ 1,000,000	$ 1,000,000	$ 0	$ 0	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 16,000,000	$ 11,000,000	$ 12,000,000	$ 0	$ 0	$ 13,000,000	$ 28,000,000	$ 0	$ 150,000,000	$ 0	$ 0	$ 0	$ 150,000,000	$ 9,000,000	$ 11,000,000	$ 0	$ 0	$ 9,000,000	$ 11,000,000	$ 0	$ 0	$ 35,000,000	$ 33,000,000	$ 35,000,000	$ 33,000,000	$ 0	$ 0	$ 2,000,000	$ 3,000,000	$ 2,000,000	$ 3,000,000	$ 10,000,000	$ 0	$ 0	$ 0	$ 27,000,000	$ 28,000,000	$ 37,000,000	$ 28,000,000

[1]	Amounts are classified within other assets in our consolidated balance sheets.
[2]	Amounts are classified within accrued expenses and other liabilities in our consolidated balance sheets.